Net Loss Per Share - Summary of Computation of Basic EPS and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Numerator
Net loss attributable to Viking Holdings Ltd	$ (105,473)	$ (490,998)
Net loss allocated to shares other than ordinary shares and special shares	0	(224,902)
Net loss allocated to ordinary shares and special shares - Basis	$ (105,473)	$ (266,096)
Denominator
Weighted-average ordinary shares and special shares - Basic	442,910	221,936
Weighted average ordinary shares and special shares - Diluted	442,910	221,936
Basic EPS	$ (0.24)	$ (1.2)
Diluted EPS	$ (0.24)	$ (1.2)